TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 35,647		$ 35,647
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	572		572	$ 490
Undistributed Earnings of Foreign Subsidiaries	31,063		31,063
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	1,557		$ 1,557
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate			24.00%	25.00%	26.50%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent			12.00%
Minimum Percentage Of Annual Income Derived From Exports			25.00%
Description Of Minimum Amount To Be Spent For Recognizing Intellectual Property			Preferred Technological Enterprise (“PTE”) is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion.
Capital Gain Tax Rate,Description			A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.
New Incentives Regime Description			The new incentives regime applies to “Preferred Technological Enterprises” that meet certain conditions, including, inter alia: 1. Investment of at least 7% of income, or at least NIS 75 million (approximately $19 million) in R&D activities; and: 2. One of the following: a. At least 20% of the workforce (or at least 200 employees) are employed in R&D;b. A venture capital investment approximately equivalent to at least $2 million was previously made in the company; orc. Growth in sales or workforce by an average of 25% over the three years preceding the tax year.
Estimated Tax Benefit Related to Remeasurement of Provisional Net Deferred Tax	$ 3,800
Scenario, Plan [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate		21.00%
Legislative Amendments [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate			24.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			20.00%
Legislative Amendments [Member] | Scenario, Plan [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate		23.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate			35.00%